Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2011	$ 14	$ 13,513	$ (3,683)	$ (1,007)	$ (56)	$ 6,915	$ 15,696
BALANCE (in shares) at Dec. 31, 2011	987,126
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		7		104			111
Treasury stock purchased (in shares)	(3,305)
Treasury stock purchased			(33)				(33)
Stock based compensation expense		119					119
Release of Vested RRP Shares		(80)		80			0
Cash dividends declared						(153)	(153)
Net income						981	981
Other comprehensive income (loss), net					116		116
BALANCE at Dec. 31, 2012	14	13,559	(3,716)	(823)	60	7,743	16,837
BALANCE (in shares) at Dec. 31, 2012	983,821						983,821
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		58		87			145
Treasury stock purchased (in shares)	(35,972)
Treasury stock purchased			(563)				(563)
Stock based compensation expense		128					128
Release of Vested RRP Shares		(80)		80			0
Cash dividends declared						(185)	(185)
Net income						702	702
Other comprehensive income (loss), net					(78)		(78)
BALANCE at Dec. 31, 2013	$ 14	$ 13,665	$ (4,279)	$ (656)	$ (18)	$ 8,260	$ 16,986
BALANCE (in shares) at Dec. 31, 2013	947,849						947,849